Subsequent Events - Additional Information (Detail) - USD ($)						1 Months Ended												2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	May 16, 2017	May 12, 2017	Apr. 13, 2017	Apr. 07, 2017	Mar. 14, 2014	Sep. 30, 2017	Apr. 21, 2017	Apr. 18, 2017	Apr. 17, 2017	Mar. 09, 2017	Feb. 28, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	May 31, 2016	Oct. 31, 2013	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2018	Dec. 31, 2016	Dec. 31, 2015	Nov. 03, 2018	Jul. 14, 2017	Dec. 28, 2016	Nov. 03, 2016	Jul. 31, 2016
Subsequent Event [Line Items]
Warrants Exercisable												13,219,597							94,553		13,219,597	13,219,597
Reverse stock split ratio effective date																					May 31, 2017
Common stock, shares authorized												200,000,000							1,500,000,000		200,000,000	200,000,000			1,500,000,000
Increase (decrease) in restricted cash for operating activities												$ 2,600,000	$ 3,600,000	$ 3,500,000	$ 4,700,000	$ 2,000,000					$ 2,600,000	$ 13,800,000
Restricted Cash and Cash Equivalents												47,066,313							$ 17,015,716		47,066,313	13,800,000
Debt Conversion, Original Debt, Amount																					$ 3,144,000	$ 0
Agreement One [Member]
Subsequent Event [Line Items]
Sale Leaseback Transaction, Net Proceeds, Investing Activities																	$ 2,500,000
Sale Leaseback Transaction, Monthly Rental Payments																	$ 74,875
Agreement Two [Member]
Subsequent Event [Line Items]
Sale Leaseback Transaction, Net Proceeds, Investing Activities					$ 1,500,000
Sale Leaseback Transaction, Monthly Rental Payments					$ 64,665
Series F Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Outstanding																			5,860
Preferred Stock Stated Value Per Share													$ 1,000													$ 1,000
Convertible Preferred Stock, Terms of Conversion																			From and after July 3, 2017, the Series F Preferred Stock shall be convertible at a conversion price equal to 85% of the arithmetic average, in each case, of the lower of (i) the three lowest daily weighted average prices of the our common stock during the twenty (20) consecutive trading day period ending on the trading day immediately preceding the date of determination and (iii) the weighted average price of the our common stock on the trading day immediately preceding the date of determination.		From and after July 3, 2017, the Series F Preferred Stock shall be convertible at a conversion price equal to 85% of the arithmetic average, in each case of the lower of (i) the three lowest daily weighted average prices of the our common stock during the twenty (20) consecutive trading day period ending on the trading day immediately preceding the date of determination and (iii) the weighted average price of the our common stock on the trading day immediately preceding the date of determination.
2016 Notes
Subsequent Event [Line Items]
Convertible notes payable, principal												$ 75,000,000							$ 32,249,032		$ 75,000,000
Debt instrument, number shares to be issued upon conversion																			762,672
Fair value of common stock issued																			$ 4,597,119
Debt instrument redemption amount																			38,896,891		38,900,000
Debt instrument redemption aggregate price																			38,900,000		$ 38,900,000
Increase (decrease) in restricted cash for operating activities																			$ 3,500,000
Long-term Debt, Gross																											$ 68,000,000
Promissory Notes | Scenario, Forecast
Subsequent Event [Line Items]
Debt Instrument, Periodic Payment						$ 139,540														$ 74,875
Common Stock
Subsequent Event [Line Items]
Common stock, shares authorized												1,500,000,000									1,500,000,000				1,500,000,000
Reverse stock split ratio, Description																					each sixty shares of common stock was replaced with one share of common stock
Common Stock | Series F Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Convertible debt, conversion price																										$ 12,000
Common Stock | Scenario, Forecast | Series F Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Convertible debt, conversion price																							$ 12,000
Subsequent Event
Subsequent Event [Line Items]
Warrants Exercisable				1,200
Preferred Stock, Shares Outstanding									4,974
Increase (decrease) in restricted cash for operating activities																		$ 3,500,000
Debt Conversion, Original Debt, Amount		$ 101,647
Payments for Repurchase of Property,Plant and Equipment			$ 1,000,000
Payments for Other Fees			$ 200,000
Preferred Stock, Value, Outstanding									$ 4,974,000
Subsequent Event | Series F Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock Stated Value Per Share				$ 0.001
Subsequent Event | Series F Preferred Stocks [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Outstanding		102
Reverse stock split ratio, Description			Preferred Holders pro rata amount of 2,000 shares of Existing Preferred Stock would be converted into shares of common stock
Convertible Preferred Stock, Shares Issued upon Conversion				482,825
Convertible Preferred Stock, Conversion Price		$ 1.06		$ 1.06
Convertible Preferred Stock, Terms of Conversion			conversion price equal to the greater of (x) $1.00 (the Floor Price) and (y) 85% of the lowest of the closing bid price of the common stock on each trading day during the period commencing,
Subsequent Event | 2016 Notes
Subsequent Event [Line Items]
Convertible debt, conversion price				$ 2.00
Debt instrument, number shares to be issued upon conversion																		742,570
Decrease in principal amount outstanding																		$ 3,900,000
Debt instrument redemption amount											$ 38,900,000
Debt instrument redemption aggregate price											$ 38,900,000
Increase (decrease) in restricted cash for operating activities																		$ 3,500,000
Restricted Cash and Cash Equivalents				$ 800,000
Debt Conversion, Original Debt, Amount				800,000					15,346,613
Subsequent Event | 2016 Notes | Minimum
Subsequent Event [Line Items]
Convertible debt, conversion price											$ 88.00							$ 88.00
Subsequent Event | 2016 Notes | Maximum
Subsequent Event [Line Items]
Convertible debt, conversion price											$ 1.36							$ 1.36
Subsequent Event | Series B Notes
Subsequent Event [Line Items]
Convertible notes payable, principal									$ 10,000,000
Convertible debt, conversion price									$ 3.00
Fair value of common stock issued				$ 16,200,000
Notes, maturity date									Apr. 17, 2020
Debt Conversion, Original Debt, Amount									$ 6,200,000
Repayments of Restricted Cash, Financing Activities									$ 10,000,000
Subsequent Event | Promissory Notes
Subsequent Event [Line Items]
Convertible notes payable, principal			$ 1,200,000
Debt Instrument, Periodic Payment			$ 45,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument,Balloon Payment			$ 300,402
Subsequent Event | New Series A Notes
Subsequent Event [Line Items]
Convertible debt, conversion price									$ 3.00
Notes, maturity date									Apr. 17, 2020
Subsequent Event | New Series B Notes
Subsequent Event [Line Items]
Convertible debt, conversion price	$ 1.10																							$ 1.10
Debt instrument, number shares to be issued upon conversion	40,000								246,600
Debt Conversion, Original Debt, Amount	$ 44,000								$ 334,860
Repayments of Restricted Cash, Financing Activities							$ 1,500,000	$ 3,000,000	$ 334,860
Long-term Debt, Gross							$ 1,400,000
Cash Collateral for Borrowed Securities		$ 1,400,000
Subsequent Event | New Series B Notes | Minimum
Subsequent Event [Line Items]
Convertible debt, conversion price									$ 1.08
Subsequent Event | New Series B Notes | Maximum
Subsequent Event [Line Items]
Convertible debt, conversion price									$ 1.44
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Common stock, shares authorized										3,000,000,000
Reverse stock split ratio, Description										ratio between 1-for-1,700 and 1-for-2,000
Subsequent Event | Common Stock | 2016 Notes
Subsequent Event [Line Items]
Debt instrument, number shares to be issued upon conversion				343,900